Income tax and deferred tax (Tables)	12 Months Ended
Dec. 31, 2019
Income tax and deferred tax [abstract]
Disclosure of income tax [text block]
	As of December 31,
in 000€	2019	2018	2017
Estimated tax liability for the year	(2,926)	(1,216)	(1,530)
Tax adjustments to the previous year	−	−	412
Deferred income taxes	331	791	596
Total income taxes for the period	(2,595)	(425)	(522)

Disclosure of deferred taxes [text block]
	Asset/(liability)			Income/(expense)
in 000€	2019	2018	2017	2019	2018	2017
Tax losses, notional interest deduction and other tax benefits	−	26	−	−	−	−
Amortization development assets and other intangible assets	38	224	304	−	−	−
Depreciation property, plant & equipment	70	30	−	−	−	−
Other items	84	35	−	−	−	−
Total deferred tax assets	192	315	304	(124)	11	(32)
Property, plant & equipment	(403)	(694)	(698)	−	−	−
Intangible assets	(4,937)	(5,370)	(6,656)	−	−	−
Investment grants	(301)	(312)	−	−	−	−
Inventory valuation	(89)	141	−	−	−	−
Other items	(17)	9	(61)	−	−	−
Total deferred tax liabilities	(5,747)	(6,226)	(7,415)	455	780	628
Total deferred tax income (loss)	−	−	−	331	791	596

Disclosure of relationship between tax expense and accounting profit [text block]
	For the year ended December 31
in 000€	2019	2018	2017
Profit (loss) before taxes	4,319	3,452	(1,595)
Income tax at statutory rate of 29.58% (2017: 33.99%)	(1,278)	(1,021)	542
Effect of different local tax rate	63	166	433
Tax adjustments to the previous period	(367)	80	412
Non-deductible expenses	(554)	(1,141)	(818)
Capitalized initial public offering transaction costs	−	−	−
Research and development tax credits & patent income deduction	179	337	44
Notional interest deduction Belgium	−	−	−
Non recognition of deferred tax asset	(1,579)	(546)	(1,505)
Recognition of deferred tax assets on previous years tax losses	119	653	−
Non-taxable income	925	606	556
Use of previous years tax losses and tax credits for which no deferred tax assets was recognized	−	−	12
Taxes on other basis	−	280	(117)
Other	(103)	161	(81)
Income tax expense as reported in the consolidated income statement	(2,595)	(425)	(522)